Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 8,843	$ (605)	$ (346)	$ (15,274)	$ (5,311)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for bad debts				445	(259)
Depreciation and amortization				2,158	3,352
Deferred rent				(398)	28
Reserve for restructuring					420
Reserve for litigation				15	65
Reserve for obsolete inventory				(20)	(5)
Impairment of goodwill and intangible assets				4,475	66
Stock-based compensation	24	7	13	2,325	2,831
Deferred income taxes				(511)	511
Accretion of discount on note receivable		(8)	(20)
(Gain) / loss on disposition of business units, net of tax	(9,675)	(373)	(2,589)	119
Changes in operating assets and liabilities:
Accounts receivable				(6,221)	8,112
Inventories				307	(827)
Prepaid expenses and other current assets	54	(42)	222	(269)	22
Security deposits and other assets				220	16
Accounts payable	(68)	(561)	(472)	(622)	(2,634)
Deferred revenues				359	5
Accrued compensation and related benefits	(257)	(678)	(703)	408	488
Deferred compensation			(1,685)	2,506
Other current liabilities	(421)	(1,331)	(1,832)	1,743	(751)
Other long-term obligations				396	(47)
Total adjustments	(10,343)	(2,986)	(7,066)	7,435	11,393
Net cash (used in) provided by operating activities	(1,500)	(3,591)	(7,412)	(7,839)	6,082
Cash flows from investing activities:
Purchases of property and equipment				(1,275)	(2,797)
Purchase of intangible assets				(56)	(68)
Proceeds from note receivable			876	875
Proceeds from sale of business units	12,426	2,025	7,039	39,022
Proceeds from/(investment in) restricted cash equivalents			1,685	(2,506)
Net cash provided by (used in) investing activities	12,426	2,025	9,600	36,060	(2,865)
Cash flows from financing activities:
Recovery of stockholder short swing profit	15
Net repayments under line of credit				(2,163)	(4,930)
Repayment of notes payable					(400)
Proceeds from issuance of stock in connection with stock options exercised	8	232	584	273
Repurchase of common stock	(5)		(21)	(444)	(35)
Proceeds from issuance of stock in connection with ESPP				45	93
Net cash (used in) financing activities	18	232	(19,087)	(5,316)	(5,272)
Net increase (decrease) in cash and cash equivalents	10,944	(1,334)	(16,899)	22,905	(2,055)
Cash and cash equivalents - beginning of period	9,227	26,126	26,126	3,221	5,276
Cash and cash equivalents - end of period	20,171	24,792	9,227	26,126	3,221
Supplemental disclosure of cash flow information:
Cash paid during the period for interest				253	631
Supplemental disclosure of non-cash investing and financing activities:
Purchases of equipment under capital lease				679
Stock Compensation Plan
Cash flows from financing activities:
Repurchase of equity				(339)
Tender Offers
Cash flows from financing activities:
Repurchase of equity			(19,650)	(2,688)
SafirRosetti
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration				1,381
Preparedness Services
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration				2,952
Fraud and SIU Services
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration				825
Bode
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration				$ 4,642